Investment in Associates and Gain on Changes in Equity Interests in an Associate - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Gain on changes in equity interests in an associate	$ 6,464	$ 0
SPI
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest	22.54%		24.88%
Gain on changes in equity interests in an associate	$ 6,464